The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia AMT-Free California Intermediate Muni Bond Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, Columbia AMT-Free Virginia Intermediate Muni Bond Fund, Columbia Asia Pacific ex-Japan Fund, Columbia California Tax-Exempt Fund, Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Global Infrastructure Fund, Columbia Global Strategic Equity Fund, Columbia High Yield Municipal Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Growth Fund III, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Minnesota Tax-Exempt Fund, Columbia New York Tax-Exempt Fund, Columbia Select Global Growth Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Value Fund I, Columbia Small Cap Value Fund II, Columbia Strategic Municipal Income Fund, Columbia Tax-Exempt Fund, and Columbia U.S. Social Bond Fund, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 10, 2017 (Accession No. 0001193125-17-078298), which is incorporated herein by reference.